GENERAL	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL

NOTE 1 - GENERAL:

1.	Inspira Technologies Oxy B.H.N. Ltd (the “Company”) was incorporated in Israel and commenced its operations on February 27, 2018. The Company operates in the medical technology industry in the field of respiratory support technology engaged in the research, development, manufacturing related activities, and go-to-market activities of proprietary products and technologies. The Company is developing the following products:

●	The INSPIRA ART (Augmented Respiratory Technology), which is a respiratory support technology targeted toward utilizing blood monitoring and direct blood oxygenation to boost patient saturation levels within minutes while the patient is awake. The aim is to provide an alternative to invasive mechanical ventilation, associated with high risks, complications, high costs and high mortality rates.

●	The HYLA blood sensor, which is a non-invasive optical blood sensor designed to perform real-time and continuous blood parameter measurements, potentially reducing the need for intermittent blood samples from patients.

●	The INSPIRA ART100 System, an advanced form of life support system, better known by the medical industry as a cardiopulmonary bypass system, has been designed for use in procedures requiring cardiopulmonary bypass for six hours or less.

The Company’s INSPIRA ART100 system received U.S. Food and Drug Administration (“FDA”) 510(k) regulatory clearance for cardiopulmonary bypass procedures and Israeli Medical Equipment Division certification for extra-corporeal membrane oxygenation and cardiopulmonary bypass procedures. The Company’s other products, including the INSPIRA ART and HYLA™ blood sensor, have not yet been tested or used in humans and have not been approved by any regulatory entity.

2.	On March 14, 2025, the Company entered into a sales agreement pursuant to which the Company could offer and sell, from time to time, through the sales agent, ordinary shares, no par value, of the Company (“Ordinary Shares”) pursuant to an at-the-market facility (the “March 2025 ATM”), having an aggregate offering price of up to $1,019. On April 10, 2025, the maximum aggregate offering price was increased to $1,917, On July 1, 2025, the maximum aggregate offering price was increased to $7,118. On September 16, 2025, the maximum aggregate offering price was increased to $14,687. As of December 31, 2025, the Company has sold 5,485,898 Ordinary Shares under the ATM for aggregate gross proceeds received of approximately $4,888, before deducting offering costs of approximately $272. Subsequent to December 31, 2025 and following the expiration of the Sales Agreement due to expiration of the related Registration Statement on Form F-3 (File No. 333-266748), the Company entered into a new sales agreement pursuant to which the Company could offer and sell, from time to time, through the sales agent, Ordinary Shares pursuant to an at-the-market facility (“ATM”), having an aggregate offering price of up to $2,016 To date, no Ordinary Shares have been sold pursuant to the March 2025 ATM.

3.	The accompanying financial statements (the “Financial Statements”) have been prepared assuming that the Company will continue as a going concern. To date, the Company is at the deployment stage with respect to the INSPIRA ART100, and is in development stage with its other technologies. Therefore, the Company has suffered recurring losses from operations and negative cash flows from operations since inception. As of December 31, 2025, the Company had incurred accumulated losses of $80 million and expects to continue to fund its operations through fundings such as issuance of convertible securities, Ordinary Shares and warrants and through Israeli governmental grants. There is no assurance that such financing will be obtained. Considering the above, our dependence on external funding for our operations raises a substantial doubt about our ability to continue as a going concern. The Financial Statements do not include any adjustments that might result from the outcome of these uncertainties.
4.	Our offices are located in Ra’anana, Israel. On October 7, 2023, Hamas terrorists infiltrated Israel’s southern border from the Gaza Strip and conducted a series of attacks on civilian and military targets. Following the October 7, 2023 attacks by Hamas terrorists in Israel’s southern border, Israel declared war against Hamas and since then, Israel has been involved in military conflicts with Hamas, Hezbollah, a terrorist organization based in Lebanon, and Iran, both directly and through proxies like the Houthi movement in Yemen and armed groups in Iraq and other terrorist organizations. Additionally, following the fall of the Assad regime in Syria, Israel has conducted limited military operations targeting the Syrian army, Iranian military assets and infrastructure linked to Hezbollah and other Iran-supported groups.

On June 13, 2025, Israel launched a strike against Iran, aimed to disrupt Iran’s capacity to coordinate or launch hostilities against Israel. Iran has retaliated in response, firing missiles and drones at Israeli military and civilian infrastructure. More recently, in February 2026, hostilities between Israel and Iran escalated again.

In late February 2026, Israel, together with the United States, conducted a major joint military campaign of air and missile strikes against targets in Iran, which triggered a broad Iranian response and contributed to significant regional instability. The situation remains highly fluid, and we are unable to predict when, or on what terms, this escalation will be resolved.

Although certain ceasefire agreements have been reached with Hamas, and the level of hostilities has since decreased, the situation remains volatile, with the potential for escalation into a broader regional conflict involving additional terrorist organizations and possibly other countries, including as a result of instability arising from developments in Syria.

Other regional hostilities, since October 7, 2023, concurrently became more pronounced. This includes and has included a northern front war igniting between Israel and Hezbollah, which as of February 24, 2025 we are under a ceasefire, hostilities between Israel and Iran, which have included Iranian strikes against Israel in April 2024 and October 2024, and subsequent retaliation by Israel to both instances, and a continued conflict between Israel and the Houthi Movement in Yemen.

Currently, one of our employees is serving in military reserve duty. In addition, due to the ongoing security situation, we may experience occasional delays in the shipment of inventory. However, as of the date of these Financial Statements, these events have no material impact on the Company’s operations.

5.	These Financial Statements were authorized by the Board of Directors on March 25, 2026